Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies
CONTINGENCIES

On March 11, 2010, TPD, a subsidiary of the Company, filed a lawsuit in the Circuit Court of Harrison County, Mississippi, against M Hanna, Gallet & Associates, Inc., LA Ash, Inc., EMJ and JEA (f/k/a Jacksonville Electric Authority), seeking damages for alleged property damage and related damages occurring at a shopping center development in D'Iberville, Mississippi. EMJ filed an answer and counterclaim denying liability and seeking to recover from TPD the retainage of approximately $327 allegedly owed under the construction contract. Kohl's was granted permission to intervene in the lawsuit and, on April 13, 2011, filed a cross-claim against TPD alleging that TPD is liable to Kohl's for unspecified damages resulting from the actions of the defendants and for the failure to perform the obligations of TPD under a Site Development Agreement with Kohl's. Kohl's also made a claim against the Company which guaranteed the performance of TPD under the Site Development Agreement. The case is at the discovery stage.
TPD also has filed claims under several insurance policies in connection with this matter, and there are three pending lawsuits relating to insurance coverage. On October 8, 2010, First Mercury filed an action in the United States District Court for the Eastern District of Texas against M Hanna and TPD seeking a declaratory judgment concerning coverage under a liability insurance policy issued by First Mercury to M Hanna. That case was dismissed for lack of federal jurisdiction and refiled in Texas state court. On June 13, 2011, TPD filed an action in the Chancery Court of Hamilton County, Tennessee against National Union and EMJ seeking a declaratory judgment regarding coverage under a liability insurance policy issued by National Union to EMJ and recovery of damages arising out of National Union's breach of its obligations. In March 2012, Zurich American and Zurich American of Illinois, which also have issued liability insurance policies to EMJ, intervened in that case and the case is set for trial on October 29, 2013. On February 14, 2012, TPD filed claims in the United States District Court for the Southern District of Mississippi against Factory Mutual Insurance Company and Federal Insurance Company seeking a declaratory judgment concerning coverage under certain builders risk and property insurance policies issued by those respective insurers to the Company.
Certain executive officers of the Company and members of the immediate family of Charles B. Lebovitz, Chairman of the Board of the Company, collectively have a significant non-controlling interest in EMJ, a major national construction company that the Company engaged to build a substantial number of the Company's Properties. EMJ is one of the defendants in the Harrison County, MS and Hamilton County, TN cases described above.
The Company also is currently involved in certain litigation that arises in the ordinary course of business. The Company does not believe that the pending litigation will have a materially adverse effect on the Company's financial position or results of operations.
Additionally, management believes that, based on environmental studies completed to date, any exposure to environmental cleanup will not materially affect the financial position and results of operations of the Company.

The Company consolidates its investment in a joint venture, CW Joint Venture, LLC ("CWJV") with Westfield.  The terms of the joint venture agreement require that CWJV pay an annual preferred distribution at a rate of 5.0%, which increased to 6.0% on July 1, 2013, on the preferred liquidation value of the PJV units of CWJV that are held by Westfield.  Westfield has the right to have all or a portion of the PJV units redeemed by CWJV with property owned by CWJV, and subsequent to October 16, 2012, with either cash or property owned by CWJV, in each case for a net equity amount equal to the preferred liquidation value of the PJV units. At any time after January 1, 2013, Westfield may propose that CWJV acquire certain qualifying property that would be used to redeem the PJV units at their preferred liquidation value. If CWJV does not redeem the PJV units with such qualifying property (a “Preventing Event”), then the annual preferred distribution rate on the PJV units increases to 9.0% beginning July 1, 2013. The Company will have the right, but not the obligation, to offer to redeem the PJV units from January 31, 2013 through January 31, 2015 at their preferred liquidation value, plus accrued and unpaid distributions. The Company amended the joint venture agreement with Westfield in September 2012 to provide that, if the Company exercises its right to offer to redeem the PJV units on or before August 1, 2013, then the preferred liquidation value will be reduced by $10,000 so long as Westfield does not reject the offer and the redemption closes on or before September 30, 2013. If the Company fails to make such an offer, the annual preferred distribution rate on the PJV units increases to 9.0% for the period from July 1, 2013 through June 30, 2016, at which time it decreases to 6.0% if a Preventing Event has not occurred.  If, upon redemption of the PJV units, the fair value of the Company’s common stock is greater than $32.00 per share, then such excess (but in no case greater than $26,000 in the aggregate) shall be added to the aggregate preferred liquidation value payable on account of the PJV units.  The Company accounts for this contingency using the method prescribed for earnings or other performance measure contingencies.  As such, should this contingency result in additional consideration to Westfield, the Company will record the current fair value of the consideration issued as a purchase price adjustment at the time the consideration is paid or payable.

Guarantees

The Company may guarantee the debt of a joint venture primarily because it allows the joint venture to obtain funding at a lower cost than could be obtained otherwise. This results in a higher return for the joint venture on its investment, and a higher return on the Company’s investment in the joint venture. The Company may receive a fee from the joint venture for providing the guaranty. Additionally, when the Company issues a guaranty, the terms of the joint venture agreement typically provide that the Company may receive indemnification from the joint venture or have the ability to increase its ownership interest.

The Company owns a parcel of land in Lee's Summit, MO that it is ground leasing to a third party development company. The third party developed and operates a shopping center on the land parcel. The Company has guaranteed 27% of the third party’s construction loan and bond line of credit (the “loans”) of which the maximum guaranteed amount, representing 27% of capacity, is approximately $15,183. In the third quarter of 2012, the loans were modified and extended to December 2012. In August 2012, proceeds from a bond issuance were applied to reduce $10,357 of the outstanding balance on the bond line of credit. Additionally, $1,000 of the construction loan was repaid. The total amount outstanding at December 31, 2012 on the loans was $49,345 of which the Company has guaranteed $13,323. The Company included an obligation of $192 in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 to reflect the estimated fair value of the guaranty. The loan matured in December 2012. The third party developer is working with the lender to extend the maturity date of the loan. The Company has not increased its accrual for the contingent obligation as the Company does not believe that this contingent obligation is probable.

The Company has guaranteed 100% of the construction and land loans of West Melbourne I, LLC (“West Melbourne”), an unconsolidated affiliate in which the Company owns a 50% interest, of which the maximum guaranteed amount is $45,352.  West Melbourne developed and operates Hammock Landing, a community center in West Melbourne, FL. The total amount outstanding on the loans at December 31, 2012 was $45,352. The guaranty will expire upon repayment of the debt.  The land loan and the construction loan, each representing $2,921 and $42,431, respectively, of the amount outstanding at December 31, 2012, mature in November 2013.   The construction loan has a one-year extension option available. The Company recorded an obligation of $478 in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 to reflect the estimated fair value of this guaranty.

The Company has guaranteed 100% of the construction loan of Port Orange, an unconsolidated affiliate in which the Company owns a 50% interest, of which the maximum guaranteed amount is $63,030.  Port Orange developed and operates The Pavilion at Port Orange, a community center in Port Orange, FL.  The total amount outstanding at December 31, 2012 on the loan was $63,030. The guaranty will expire upon repayment of the debt.  The loan matures in March 2014 and has a one-year extension option available. The Company has included an obligation of $961 in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 to reflect the estimated fair value of this guaranty.

The Company has guaranteed the lease performance of YTC, an unconsolidated affiliate in which it owns a 50% interest, under the terms of an agreement with a third party that owns property as part of York Town Center. Under the terms of that agreement, YTC is obligated to cause performance of the third party’s obligations as landlord under its lease with its sole tenant, including, but not limited to, provisions such as co-tenancy and exclusivity requirements. Should YTC fail to cause performance, then the tenant under the third party landlord’s lease may pursue certain remedies ranging from rights to terminate its lease to receiving reductions in rent. The Company has guaranteed YTC’s performance under this agreement up to a maximum of $22,000, which decreases by $800 annually until the guaranteed amount is reduced to $10,000. The guaranty expires on December 31, 2020.  The maximum guaranteed obligation was $17,200 as of December 31, 2012.  The Company entered into an agreement with its joint venture partner under which the joint venture partner has agreed to reimburse the Company 50% of any amounts it is obligated to fund under the guaranty.  The Company did not record an obligation for this guaranty because it determined that the fair value of the guaranty was not material as of December 31, 2012 and 2011.

In July 2012, the Company guaranteed 100% of a term loan for Gulf Coast, an unconsolidated affiliate in which the Company owns a 50% interest, of which the maximum guaranteed amount is $6,786.  The loan is for the third phase expansion of Gulf Coast Town Center, a shopping center located in Ft. Myers, FL. The total amount outstanding as of December 31, 2012 on the loan was $6,786. The guaranty will expire upon repayment of the debt. The loan matures in July 2015. The Company did not record an obligation for this guaranty because it determined that the fair value of the guaranty was not material as of December 31, 2012.

Performance Bonds

The Company has issued various bonds that it would have to satisfy in the event of non-performance. The total amount outstanding on these bonds was $29,211 and $11,156 at December 31, 2012 and 2011, respectively.

Ground Leases

The Company is the lessee of land at certain of its Properties under long-term operating leases, which include scheduled increases in minimum rents.  The Company recognizes these scheduled rent increases on a straight-line basis over the initial lease terms.  Most leases have initial terms of at least 20 years and contain one or more renewal options, generally for a minimum of five- or 10-year periods.  Lease expense recognized in the consolidated statements of operations for 2012, 2011 and 2010 was $1,169, $1,967 and $1,718, respectively.

The future obligations under these operating leases at December 31, 2012, are as follows:

2013	$775
2014	783
2015	790
2016	806
2017	807
Thereafter	28,411
$32,372